FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of quantitative information regarding market assumptions used for valuation of the public and private warrants

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of March 31, 2026:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.20	0.20
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of December 31, 2025:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.38	0.38
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of March 31, 2026:

	Series B-1	Series D
Share value	$18.16	$33.61
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.8%	3.8%
Expected life (in years)	2	2
Expected dividends	—	—

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of December 31, 2025:

	Series B-1	Series D
Share value	$18.14	$33.71
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.5%	3.5%
Expected life (in years)	2	2
Expected dividends	—	—

The assumptions used in determining the fair value of the August 2025 Notes under the SBM during the three months ended March 31, 2026, were as follows:

Series D
Three Months Ended
March 31, 2026
SPAC Exit Scenario	85%
Qualified Financing Scenario	7.5%
Dissolution Scenario	7.5%
Assumed volatility	40%
Assumed risk-free interest rate	3.7%
Expected life (in years)	0.50
Assumed discount rate	20%
Share value	$37.35

The assumptions used in determining the fair value of the August 2025 Notes under the SBM as of December 31, 2025, were as follows:

Series D
December 31, 2025
SPAC Exit Scenario	75%
Qualified Financing Scenario	15%
Dissolution Scenario	10%
Assumed volatility	40%
Assumed risk-free interest rate	3.50%
Expected life (in years)	0.75
Assumed discount rate	20%
Share value	$34.47

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of December 31 2025:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.38	0.38
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of December 31, 2025:

	Series B-1	Series D
Share value	$18.14	$33.71
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.5%	3.5%
Expected life (in years)	2	2
Expected dividends	—	—

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements, as of December 31, 2024:

	Series B-1	Series D
Assumed volatility	75%	75%
Assumed risk-free interest rate	4.29%	4.29%
Expected life (in years)	2.5	2.5
Expected dividends	—	—

Cartesian Growth Corporation III
FAIR VALUE MEASUREMENTS
Schedule of company's assets and liabilities that are measured at fair value

	Level	March 31, 2026	December 31, 2025
Investments held in Trust Account	1	$285,868,994	$283,377,276

	Level	December 31, 2025	December 31, 2024
Investments held in Trust Account	1	$283,377,276	$—

Schedule of quantitative information regarding market assumptions used for valuation of the public and private warrants

May 5, 2025
Volatility	5.7%
Risk free rate	3.79%
Market implied likelihood of completing a Business Combination	17.2%
Share price	$9.886
Weighted terms (Yrs)	2.86

May 5, 2025
Volatility	5.7%
Risk free rate	3.79%
Market implied likelihood of completing a Business Combination	17.2%
Share price	$9.886
Weighted terms (Yrs)	2.86

Schedule of criteria for determination of market implied likelihood of completing a business combination

Criteria	Low	High
IPO proceeds ($M)	55	250
Warrant coverage	—	1
Rights coverage (per unit)	0.05	0.20
Remaining months to complete	9	22

Criteria	Low	High
IPO proceeds ($M)	55	250
Warrant coverage	—	1
Rights coverage (per unit)	0.05	0.20
Remaining months to complete	9	22